John Hancock Corporate Bond ETF N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	John Hancock Exchange-Traded Fund Trust
Entity Central Index Key	0001478482
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Sep. 01, 2025